Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Abacus FCF ETF Trust
Entity Central Index Key	0001604813
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Abacus FCF Innovation Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Innovation Leaders ETF
Class Name	Abacus FCF Innovation Leaders ETF
Trading Symbol	ABOT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abot/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABOT returned 5.25% (NAV) and 5.42% (Market) and its style-specific benchmark returned 7.78%. On a benchmark relative basis, the best active contributors were Health Care and Large Blend stocks. The main active detractors were Information Technology and Mid Growth stocks. ABOT owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABOT was 5.02% compared to the benchmark’s 2.50%.

Top Contributor
↑	Datadog Inc

Top Detractor
↓	Roblox Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/07/2020)
Abacus FCF Innovation Leaders ETF NAV	5.25	8.23	10.53
S&P 500 TR	19.56	12.86	14.98
Russell 1000 Growth Total Return	7.78	11.85	14.03
Abacus FCF Innovation Leaders Index	4.07	9.14	11.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abot/ for more recent performance information.
Net Assets	$ 4,042,333
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 19,579
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$4,042,333
Number of Holdings	51
Net Advisory Fee	$19,579
Portfolio Turnover	73%
30-Day SEC Yield	0.20%
30-Day SEC Yield Unsubsidized	0.01%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Apple, Inc.	4.9%
NVIDIA Corp.	4.7%
Broadcom, Inc.	3.9%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
AbbVie, Inc.	3.3%
Airbnb, Inc.	2.7%
Snowflake, Inc.	2.7%
Bristol-Myers Squibb Co.	2.6%
Fortinet, Inc.	2.5%
Adobe, Inc.	2.5%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABOT’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABOT’s portfolio.

Updated Prospectus Web Address	https://abacusfcf.com/abot/
Abacus FCF International Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF International Leaders ETF
Class Name	Abacus FCF International Leaders ETF
Trading Symbol	ABLG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/ablg/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLG returned 6.87% (NAV) and 6.10% (Market) and its benchmark returned 28.46%. On a benchmark relative basis, the best active contributors were Health Care, Mid Value stocks and exposure to Japan. The main active detractors were Information Technology, Large Value stocks and exposure to Asia - Emerging.  ABLG owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLG was 6.41% compared to the benchmark’s 4.17%.

Top Contributor
↑	Advantest Corp

Top Detractor
↓	Monday.com LTD

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/27/2017)
Abacus FCF International Leaders ETF NAV	6.87	0.55	4.95
MSCI AC WORLD INDEX ex USA Net (USD)	28.46	9.22	8.72
MSCI AC WORLD INDEX ex USA GROWTH Net (USD)	20.42	4.95	7.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/ablg/ for more recent performance information.
Net Assets	$ 16,136,671
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 137,022
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$16,136,671
Number of Holdings	49
Net Advisory Fee	$137,022
Portfolio Turnover	99%
30-Day SEC Yield	2.19%
30-Day SEC Yield Unsubsidized	2.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
ASML Holding NV	4.9%
SK hynix, Inc.	4.1%
Advantest Corp.	3.9%
Novartis AG	3.3%
Rolls-Royce Holdings PLC	3.2%
Tencent Holdings Ltd.	3.1%
Roche Holding AG	2.7%
Siemens Energy AG	2.6%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLG’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLG’s portfolio.

Updated Prospectus Web Address	https://abacusfcf.com/ablg/
Abacus FCF Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Leaders ETF
Class Name	Abacus FCF Leaders ETF
Trading Symbol	ABFL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abfl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period,  ABFL returned 17.37% (NAV) and 17.50% (Market) and its benchmark returned 19.60%. On a benchmark relative basis, the best active contributors were Industrials and Large Growth stocks. The main active detractors were Information Technology and Mid Growth stocks. ABFL owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABFL was 4.58% compared to 3.33% for the benchmark.

Top Contributor
↑	Argan Inc

Top Detractor
↓	Roblox Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/27/2016)
Abacus FCF Leaders ETF NAV	17.37	11.00	14.54
Russell 3000 Total Return	19.60	11.82	14.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abfl/ for more recent performance information.
Net Assets	$ 526,084,373
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 3,254,974
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$526,084,373
Number of Holdings	59
Net Advisory Fee	$3,254,974
Portfolio Turnover	104%
30-Day SEC Yield	0.72%
30-Day SEC Yield Unsubsidized	0.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Apple, Inc.	5.1%
NVIDIA Corp.	4.6%
Eli Lilly & Co.	3.0%
Bristol-Myers Squibb Co.	2.9%
AbbVie, Inc.	2.9%
GE Vernova, Inc.	2.6%
Lam Research Corp.	2.6%
Cheniere Energy Partners LP	2.5%
Broadcom, Inc.	2.5%
KLA Corp.	2.4%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABFL’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABFL’s portfolio.

Updated Prospectus Web Address	https://abacusfcf.com/abfl/
Abacus FCF Real Assets Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Real Assets Leaders ETF
Class Name	Abacus FCF Real Assets Leaders ETF
Trading Symbol	ABLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abld/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLD returned 11.85% (NAV) and 12.04% (Market) and its style-specific benchmark returned 20.62%. On a benchmark relative basis, the best active contributors were Financials and Large Value stocks. The main active detractors were Information Technology and Large Growth stocks. ABLD owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLD was 7.76% compared to the benchmark’s 4.11%.

Top Contributor
↑	Axia Energia

Top Detractor
↓	Vontier Corp

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/13/2021)
Abacus FCF Real Assets Leaders ETF NAV	11.85	11.15
S&P 500 TR	19.56	12.35
S&P Real Assets Equity Index (Net TR)	20.62	6.33
Abacus FCF Real Assets Leaders Index	14.58	11.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abld/ for more recent performance information.
Net Assets	$ 92,756,849
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 231,123
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$92,756,849
Number of Holdings	48
Net Advisory Fee	$231,123
Portfolio Turnover	151%
30-Day SEC Yield	2.72%
30-Day SEC Yield Unsubsidized	2.52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	11.2%
Cheniere Energy Partners LP	3.9%
Petroleo Brasileiro SA - Petrobras	3.9%
APA Corp.	3.9%
Simon Property Group, Inc.	3.8%
Hitachi Ltd.	3.6%
Archer-Daniels-Midland Co.	3.6%
Western Midstream Partners LP	3.6%
BHP Group Ltd.	3.2%
Antero Midstream Corp.	3.2%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective January 15, 2026, ABLD no longer considers dividends as part of its investment strategy.
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLD’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLD’s portfolio.

Material Fund Change Strategies [Text Block]	Effective January 15, 2026, ABLD no longer considers dividends as part of its investment strategy.
Updated Prospectus Web Address	https://abacusfcf.com/abld/
Abacus FCF Small Cap Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus FCF Small Cap Leaders ETF
Class Name	Abacus FCF Small Cap Leaders ETF
Trading Symbol	ABLS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abls/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Small Cap Leaders ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABLS returned 12.47% (NAV) and 12.56% (Market) and its style-specific benchmark returned 34.18%. On a benchmark relative basis, the best active contributors were Financials and Mid Blend stocks. The main active detractors were Information Technology and Small Value stocks. ABLS owns a portfolio of high-quality stocks selected by our proprietary free cash flow algorithm: as of July 31, 2026, the cash flow return for ABLS was 10.15% compared to the benchmark’s 2.90%.

Top Contributor
↑	Argan Inc

Top Detractor
↓	CommVault Systems

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year[1]	Since Inception (03/18/2021)[1]
Abacus FCF Small Cap Leaders ETF NAV	12.47	5.03	6.10
S&P 500 TR	19.56	12.86	14.46
Russell 2000 Total Return Index	34.18	7.11	6.31
Abacus FCF Small Cap Leaders Index	16.11	5.74	7.50[2]
[1],[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abls/ for more recent performance information.
Net Assets	$ 464,509
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 4,389
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$464,509
Number of Holdings	47
Net Advisory Fee	$4,389
Portfolio Turnover	108%
30-Day SEC Yield	0.47%
30-Day SEC Yield Unsubsidized	0.27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Argan, Inc.	11.8%
Enova International, Inc.	6.5%
Oscar Health, Inc.	5.8%
Artisan Partners Asset Management, Inc.	4.4%
Collegium Pharmaceutical, Inc.	4.3%
Healthcare Services Group, Inc.	3.7%
Harmony Biosciences Holdings, Inc.	3.6%
Qualys, Inc.	3.4%
Kontoor Brands, Inc.	3.4%
Progyny, Inc.	3.3%
Sector Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABLS’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABLS’s portfolio.

Updated Prospectus Web Address	https://abacusfcf.com/abls/
Abacus Flexible Bond Leaders ETF
Shareholder Report [Line Items]
Fund Name	Abacus Flexible Bond Leaders ETF
Class Name	Abacus Flexible Bond Leaders ETF
Trading Symbol	ABXB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://abacusfcf.com/abxb/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During this period, ABXB was up 2.81% (NAV) and 2.81% (Market) and its benchmark returned 2.71%. On a benchmark relative basis, the best active contributor was iShares J.P. Morgan USD Emerging Markets Bond ETF. The main active detractor was iShares 10-20 Year Treasury Bond ETF. The period was marked by Federal Reserve rate cuts in late 2025 followed by an extended pause as sticky inflation and rising oil prices pushed longer-term Treasury yields higher, weighing on ABXB’s duration exposure. Emerging markets debt was the primary contributor as credit spreads tightened to multi-year lows amid resilient global growth and strong investor demand for yield.  ABXB seeks current income and capital preservation by dynamically allocating across diverse fixed income categories using a trend-following approach that can move to cash during unfavorable market conditions, creating intermediate core bond plus exposure seeking downside protection.

Top Contributor
↑	iShares J.P. Morgan USD Emerging Markets Bond ETF

Top Detractor
↓	iShares 10-20 Year Treasury Bond ETF

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/07/2020)
Abacus Flexible Bond Leaders ETF NAV[1]	2.81	0.69	1.13
Bloomberg US Aggregate Bond Index	2.71	-0.40	-0.37
Abacus Flexible Bond Leaders Index[1]	1.51	3.01	2.65
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://abacusfcf.com/abxb/ for more recent performance information.
Net Assets	$ 1,905,874
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 8,082
Investment Company Portfolio Turnover	260.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Net Assets	$1,905,874
Number of Holdings	8
Net Advisory Fee	$8,082
Portfolio Turnover	260%
30-Day SEC Yield	4.63%
30-Day SEC Yield Unsubsidized	4.43%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.5%
Vanguard Short-Term Treasury ETF	17.6%
iShares MBS ETF	17.4%
iShares iBoxx USD Investment Grade Corporate Bond ETF	17.2%
iShares 10-20 Year Treasury Bond ETF	17.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	10.2%
iShares 0-5 Year High Yield Corporate Bond ETF	10.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%
Security Type Breakdown (% of net assets)

Material Fund Change [Text Block]
CERTAIN CHANGES TO THE FUND
Effective May 15, 2026, ABXB implemented an intermediate core-plus fixed income character to its bond investment strategy.
Effective August 14, 2026, Cody Raulerson, CFA, joined the firm as Executive Vice President and Portfolio Manager. Mr. Raulerson, along with Fei Xue (Vice President) and Tom MacDonald (Financial Analyst), now serve as ABXB’s portfolio managers and are jointly and primarily responsible for the day-to-day management of ABXB’s portfolio.

Material Fund Change Strategies [Text Block]	Effective May 15, 2026, ABXB implemented an intermediate core-plus fixed income character to its bond investment strategy.
Updated Prospectus Web Address	https://abacusfcf.com/abxb/

[1]
1	On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Fund’s investment adviser, Abacus FCF Advisors LLC, since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund, were transferred to the Fund in a tax-free transaction (the “Transaction”). Performance shown for periods prior to the date of the Transaction represents the performance of the Predecessor Account. Prior to the date of the Transaction, the Fund had not commenced investment operations. The Predecessor Account was not registered under the Investment Company Act of 1940, as amended (“1940 Act”) and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act on registered investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.

[2]
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.

[3]
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.